SCUDDER
                                                                     INVESTMENTS


Scudder High Yield Tax-Free Fund
Scudder Managed Municipal Bond Fund
Scudder Medium Term Tax-Free Fund

Class AARP and Class S Shares

Supplement to Prospectus Dated October 1, 2002

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The following replaces the fee and expense information shown for each fund under
How Much Investors Pay:

Scudder High Yield Tax-Free Fund

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

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Fee Table                                         Class AARP        Class S
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Shareholder Fees, paid directly from your            None             None
investment
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                      0.62%           0.62%
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Distribution/Services (12b-1) Fee                    None             None
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Other Expenses*                                      0.24            0.18
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Total Annual Operating Expenses*                     0.86            0.80
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*  Restated to reflect maximum annual estimated costs. Through September 30,
   2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.15% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.90% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.15% (annualized) and Total Annual Operating Expenses are estimated to be 0.77% (annualized) for each class of shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This expense example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                     1 Year        3 Year        5 Years      10 Years
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Class AARP                    $88          $274          $477         $1,061
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Class S                       $82          $255          $444          $990
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Scudder Managed Municipal Bond Fund

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

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Fee Table                                               Class AARP    Class S
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Shareholder Fees, paid directly from your investment       None         None
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Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee*                                           0.41%        0.41%
--------------------------------------------------------------------------------
Distribution/Services (12b-1) Fee                          None         None
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Other Expenses**                                           0.18         0.16
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Total Annual Operating Expenses**                          0.59         0.57
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*   Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.15% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.16% (annualized) and Total Annual Operating Expenses are estimated to be 0.57% (annualized) for Class AARP and Class S shares. After September 30, 2003, Other Expenses are estimated to be 0.18% and 0.14% (annualized) for Class AARP and Class S shares, respectively, and Total Annual Operating Expenses are estimated to be 0.59% and 0.55% (annualized) for Class AARP and Class S shares, respectively.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                     1 Year        3 Years       5 Years      10 Years
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Class AARP                    $60          $189          $329          $738
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Class S                       $58          $183          $318          $714
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                                       3

Scudder Medium Term Tax-Free Fund

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

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Fee Table                                               Class AARP    Class S
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Shareholder Fees, paid directly from your investment       None         None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee*                                           0.53%        0.53%
--------------------------------------------------------------------------------
Distribution/Services (12b-1) Fee                          None         None
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Other Expenses**                                           0.30         0.16
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Total Annual Operating Expenses**                          0.83         0.69
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Less Expense Waiver**                                      0.03         0.00
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Net Annual Fund Operating Expenses (after waiver)          0.80         0.69
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*   Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.15% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. With regard to Class S shares, assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

    Through September 30, 2003, Other Expenses are estimated to be 0.15% (annualized), and Total Annual Operating Expenses are estimated to be 0.68% (annualized) for Class AARP and Class S shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above (including for Class AARP shares, two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                     1 Year        3 Years       5 Years      10 Years
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Class AARP                    $82          $259          $454         $1,020
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Class S                       $70          $221          $384          $859
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February 5, 2003